Average Annual Total Returns	12 Months Ended	46 Months Ended				57 Months Ended		58 Months Ended		60 Months Ended	92 Months Ended				120 Months Ended	423 Months Ended	510 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[4]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.75%)	[1]					(1.00%)	[2]	(0.33%)	1.14%	[3]			1.35%
Bloomberg U.S. 4-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.79%	(2.15%)	[1]							(0.41%)	0.80%	[3]			1.06%
Lipper General U.S. Treasury Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	(1.97%)			(5.27%)		(5.68%)	[5]			(3.21%)			(0.50%)	[6]	(0.06%)
Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(6.41%)							(9.21%)	[2]	(5.20%)	(1.22%)	[7]			(0.64%)
Lipper US Treasury Money Market Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	4.98%					2.32%	[8]			2.26%			1.96%	[9]	1.51%
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.63%									(0.97%)					0.55%
Performance Inception Date																Sep. 29, 1989
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.92%)									(1.94%)					(0.34%)
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.37%									(1.11%)					0.07%
T. Rowe Price U.S. Treasury Intermediate Index Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.81%									(0.82%)	0.48%
Performance Inception Date											May 03, 2017
T. Rowe Price U.S. Treasury Intermediate Index Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.93%	(2.57%)
Performance Inception Date		Feb. 22, 2021
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.61%)									(5.60%)					(1.08%)
Performance Inception Date																Sep. 29, 1989
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(8.02%)									(7.58%)					(2.92%)
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.89%)									(4.46%)					(1.15%)
T. Rowe Price U.S. Treasury Long-Term Index Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.42%)									(5.42%)	(1.42%)
Performance Inception Date											May 03, 2017
T. Rowe Price U.S. Treasury Long-Term Fund Index-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.34%)							(9.17%)
Performance Inception Date								Mar. 16, 2020
T. Rowe Price U.S. Treasury Money Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.02%									2.30%					1.53%
Performance Inception Date																	Jun. 28, 1982
T. Rowe Price U.S. Treasury Money Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.10%									2.35%	2.06%				0.00%
Performance Inception Date											May 03, 2017
T. Rowe Price U.S. Treasury Money Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.34%							2.59%		0.00%					0.00%
Performance Inception Date								Mar. 16, 2020

[1]	Return since 2/22/21.
[2]	Return since 3/16/20.
[3]	Return since 5/3/17.
[4]	Return since 2/28/21.
[5]	Return since 3/31/20.
[6]	Return since 4/30/17.
[7]	Return since 5/3/17.
[8]	Return since 3/31/20.
[9]	Return since 4/30/17.